UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: April 30

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Schedule of Investments
Core Alternative ETF
January 31, 2020 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 2.1%
AT&T, Inc.	62,003	$2,332,553

Consumer Discretionary — 5.7%
Genuine Parts Co.	18,397	1,721,407
McDonald's Corp.	10,975	2,348,321
Starbucks Corp.	26,300	2,231,029
		6,300,757
Consumer Staples— 16.5%
Altria Group, Inc.	38,092	1,810,513
Diageo PLC - ADR (a)	12,817	2,024,445
Dollar General Corp.	15,660	2,402,401
Kimberly-Clark Corp.	16,673	2,388,241
PepsiCo, Inc.	16,696	2,371,166
Sysco Corp.	29,709	2,440,297
The Procter & Gamble Co.	19,202	2,392,953
Walmart, Inc.	19,874	2,275,374
		18,105,390
Energy — 4.2%
Chevron Corp.	16,708	1,790,095
Exxon Mobil Corp.	25,400	1,577,848
Occidental Petroleum Corp.	31,293	1,242,958
		4,610,901
Financials — 14.4%
Aflac, Inc.	42,684	2,201,214
CME Group, Inc.	11,565	2,510,877
Eaton Vance Corp.	49,582	2,268,376
JPMorgan Chase & Co.	18,126	2,399,157
Morgan Stanley	45,318	2,368,319
US Bancorp (d)	39,292	2,091,120
Wells Fargo & Co.	42,390	1,989,787
		15,828,850
Health Care — 14.0%
Abbott Laboratories	25,936	2,260,063
Amgen, Inc.	10,200	2,203,710
Anthem, Inc.	7,174	1,903,119
Eli Lilly & Co.	16,642	2,323,889
Johnson & Johnson	15,410	2,294,086
Merck & Co., Inc.	25,570	2,184,701
UnitedHealth Group, Inc.	8,243	2,245,805
		15,415,373
Industrials — 12.9%
Emerson Electric Co.	29,425	2,107,713
L3Harris Technologies, Inc.	11,509	2,547,287
Lockheed Martin Corp.	6,021	2,577,710
Norfolk Southern Corp.	10,884	2,266,158
United Technologies Corp.	15,358	2,306,772
Waste Management, Inc.	19,897	2,421,465
		14,227,105
Information Technology — 16.8%
Accenture PLC - Class A (a)	11,514	2,362,788
Apple, Inc.	8,734	2,703,260
Broadridge Financial Solutions, Inc.	18,978	2,261,229

Cisco Systems, Inc.	37,828	1,738,953
FactSet Research Systems, Inc.	8,310	2,377,574
Microsoft Corp.	15,861	2,700,018
Oracle Corp.	38,860	2,038,207
Paychex, Inc.	25,980	2,228,305
		18,410,334
Materials — 3.6%
3M Co.	9,711	1,540,747
Air Products & Chemicals, Inc.	10,260	2,449,165
		3,989,912
Utilities — 4.9%
NextEra Energy, Inc.	9,952	2,669,126
The Southern Co.	38,790	2,730,816
		5,399,942

TOTAL COMMON STOCKS (Cost $86,108,607)		104,621,117

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 1.49% (b)	1,634,073	1,634,073
TOTAL MONEY MARKET FUNDS (Cost $1,634,073)		1,634,073

	Number of Contracts (c)		Notional Value
PURCHASED OPTIONS — 3.3%
PURCHASED CALL OPTIONS — 0.1%
S&P 500 Index
Expiration: February 2020, Strike Price: $3,275	50	124,750	$16,127,600
TOTAL PURCHASED CALL OPTIONS (Cost $155,059)		124,750

PURCHASED PUT OPTIONS — 3.2%
S&P 500 Index
Expiration: February 2020, Strike Price: $3,240	125	690,000	$40,319,000
Expiration: February 2020, Strike Price: $3,275	400	2,856,000	129,020,800
TOTAL PURCHASED PUT OPTIONS (Cost $1,928,622)		3,546,000
TOTAL PURCHASED OPTIONS (Cost $2,083,681)		3,670,750

TOTAL INVESTMENTS (Cost $89,826,361) — 99.9%		109,925,940
Other assets and liabilities, net — 0.1%		56,330
NET ASSETS — 100.0%		$109,982,270

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Each contract is equivalent to 100 shares of the underlying security.
(d)	Affiliated Issuer. See Affiliated Issuers Table following this Schedule of Investments.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$104,621,117	$-	$-	$104,621,117
Money Market Funds	1,634,073	-	-	1,634,073
Purchased Call Options	-	124,750	-	124,750
Purchased Put Options	-	3,546,000	-	3,546,000
Total Investments in Securities	$106,255,190	$3,670,750	$-	$109,925,940

* See the Schedule of Investments for industry classifications.

Derivative Investments
The average monthly value outstanding of purchased options during the period ended Janurary 31, 2020 were as follows:

Core Alternative ETF
Purchased Options	$2,245,892

The following is a summary of the location of derivative instruments on the Fund's Statement of Assets and Liabilities as of January 31, 2020:

	Equity Risk Contracts
	Location on the Statement of Assets and Liabilities
	Asset Derivatives, Investments, at value	Liability Derivatives, Options written, at value
Core Alternative ETF	$3,670,750	$–

Affiliated Issuers Table
The following issuer is affiliated with the U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, U.S. Bank, N.A., and Quasar Distributors, LLC, which provide accounting, administration, transfer agency, custodian and distribution services to the Fund as of the period ended January 31, 2020.  See Section 2(a)(3) of the 1940 Act.

Core Alternative ETF	US Bancorp
April 30, 2019
Balance
Shares	35,753
Cost	$1,853,146
Market Value	$1,906,350

Gross Additions
Shares	6,974
Cost	$378,943

Gross Deductions
Shares	3,435
Cost	$178,678
Proceeds	$202,174

January 31, 2020
Balance
Shares	39,292
Cost	$2,053,411
Market Value	$2,091,120

Net realized gain (loss)	$23,496

Change in net unrealized appreciation/(depreciation)	$(15,495)

Dividend income	$30,315

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	3/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	3/24/2020

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	3/24/2020

*	Print the name and title of each signing officer under his or her signature.